EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY	6 Months Ended
Jun. 30, 2023
Interests in other entities [Abstract]
Equity Accounting Method Investment Continuity	Equity Accounting Method Investment Continuity

	Kibali	Jabal Sayid	Zaldívar	Other	Total
At January 1, 2022	$3,267	$382	$893	$52	$4,594
Equity pick-up from equity investees	86	124	47	1	258
Dividends received from equity investees	(694)	(124)	(50)	(1)	(869)
At December 31, 2022	$2,659	$382	$890	$52	$3,983
Equity pick-up from equity investees	61	51	(2)	1	111
Dividends received from equity investees	(37)	(48)	—	—	(85)
Shareholder loan repayment	—	—	—	(5)	(5)
At June 30, 2023	$2,683	$385	$888	$48	$4,004